Bonds Payable (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Bonds Payable
	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Unsecured domestic bonds
Repayable at maturity in January 2021 and interest due annually with annual interest rate at 1.30%	$7,000,000	$7,000,000	$249,288

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Repayable at maturity in January 2023 and interest due annually with annual interest rate at 1.50%	$2,000,000	$2,000,000	$71,225
Repayable at maturity in January 2022 and interest due annually with annual interest rate at 1.25%	3,700,000	3,700,000	131,766
Repayable at maturity in January 2024 and interest due annually with annual interest rate at 1.45%	4,300,000	4,300,000	153,134
Repayable at maturity in April 2024 and interest due annually with annual interest rate at 0.90%	6,500,000	6,500,000	231,481
Repayable at maturity in April 2026 and interest due annually with annual interest rate at 1.03%	3,500,000	3,500,000	124,644
Repayable at maturity in April 2025 and interest due annually with annual interest rate at 0.90%	-	10,000,000	356,125
Repayable at maturity in August 2023 and interest due annually with annual interest rate at 0.72%	-	3,000,000	106,838
Repayable at maturity in August 2025 and interest due annually with annual interest rate at 0.85%	-	5,000,000	178,063
Repayable at maturity in August 2027 and interest due annually with annual interest rate at 0.95%	-	2,000,000	71,225
Unsecured international bonds
US$200,000 thousand (linked to New Taiwan dollar), repayable at maturity in October 2022 and interest due quarterly with annual interest rate at 2.15%	6,204,800	6,204,800	220,969
US$100,000 thousand (linked to New Taiwan dollar), repayable at maturity in October 2024 and interest due quarterly with annual interest rate at 2.50%	3,102,400	3,102,400	110,484
Secured domestic bonds
Repayable at maturity in December 2020 and interest due annually with nil annual interest rate	250,000	-	-
	36,557,200	56,307,200	2,005,242
Less: discounts on bonds payable	35,045	53,646	1,910
	36,522,155	56,253,554	2,003,332
Less: current portion of bonds payable	250,000	6,999,951	249,286

	$36,272,155	$49,253,603	$1,754,046